Loans, borrowings and bank overdrafts - Summary of Current and Non-Current Borrowings (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Non-current
Unsecured Notes 2026	[1]	₨ 0		₨ 63,954
Loans from institutions other than banks		1,962		0
Total		1,962	$ 21	63,954
Current
Unsecured Notes 2026	[1]	71,052		0
Borrowings from banks		94,860		97,863
Bank overdrafts		0			₨ 2
Current borrowings and current portion of non-current borrowings		165,912	$ 1,768	97,863
Borrowings	[2]	₨ 167,874		₨ 161,817

[1]	On June 23, 2021, Wipro IT Services LLC, a wholly owned step-down subsidiary of the Company, issued U.S.$ 750 million in unsecured notes 2026 (the “Notes”). The Notes bear interest at a rate of 1.50% per annum and will mature on June 23, 2026. Interest on the Notes is payable semi-annually on June 23 and December 23 of each year, commencing from December 23, 2021. The Notes are listed on Singapore Exchange Securities Trading Limited (SGX-ST).
[2]	Includes future cash outflow towards estimated interest on loans, borrowings and bank overdrafts, and lease liabilities.